SHARE CAPITAL	9 Months Ended
Sep. 30, 2022
Share Capital [Abstract]
SHARE CAPITAL	SHARE CAPITAL14.1 - ATM ProgramOn June 17, 2022, the Company established an "at-the-market" equity program (the "ATM Program") that allows the Company to issue and sell, from time to time through a syndicate of agents, newly issued common shares of the Company, for an aggregate offering amount of up to $125,000,000 (or the Canadian dollar equivalent). During the quarter ended September 30, 2022, the Company issued 4,708,822 common shares pursuant to the ATM Program at an average price of $4.35 per share for aggregate gross proceeds of $20,507,517, and for aggregate net proceeds of $19,186,356 after the deduction of equity issuance fees of $1,321,161. Equity issuance fees were mainly related to legal costs which includes one-time fees incurred to establish the ATM Program ($1,013,496 for the three months ended September 30, 2022) and net commissions paid to the agents under the ATM program ($307,665 for the three months ended September 30, 2022)